Summary of significant accounting policies (Details Narrative)		12 Months Ended
	Apr. 29, 2024 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 shares	Jan. 02, 2022 USD ($)
Product Information [Line Items]
Accumulated other comprehensive loss		$ 1,429,733	$ 2,210,909
Allowance for credit loss		24,256,924	9,267,851
Allowance for credit loss		773,594	468,219
Bad debt expense allowance for credit losses		46,304	25,829	$ 0
Bad debt expense for other receivable		0	0	34,189
Allowance for doubtful account prepayment		356,552	276,198
Impairment of long-lived assets		0	0
Cash deposited into escrow	$ 600,000		600,000
Escrow		0	600,000
Advertising costs		1,319	6,053	22,677
R&D expenses		$ 47,602	$ 61,786	80,948
Potential dilutive shares | shares		0	0		0
Expenses		$ 71,488	$ 83,687	$ 166,199
Operating lease liabilities						$ 201,180
Sewage Treatment Services [Member]
Product Information [Line Items]
Revenue remaining performance obligations		979,790
Sewage Treatment Services 1 [Member]
Product Information [Line Items]
Revenue remaining performance obligations		$ 0
China, Yuan Renminbi
Product Information [Line Items]
Foreign currency exchange rate, translation		6.99	7.19
Foreign currency average translation rates		7.19	7.14	7.05
Hong Kong, Dollars
Product Information [Line Items]
Foreign currency exchange rate, translation		7.78	7.77
Foreign currency average translation rates		7.80	7.80	7.83